STOCK-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Stock-based compensation expense, along with the related income tax benefit
Stock based compensation expense recognized	$ 16,710,000	$ 17,229,000	$ 14,402,000
Income tax benefit recognized	(6,334,000)	(6,542,000)	(5,510,000)
After-tax stock-based compensation expense	10,376,000	10,687,000	8,892,000
Stock-based compensation expense unrecognized	11,300,000
Period for recognition of unrecognized stock-based compensation expense	2 years 6 months
Number of shares available for future grants	30,000,000	32,600,000	35,300,000
Stock options
Stock-based compensation
Cash received from stock options exercised	14,700,000	53,800,000	22,900,000
Tax benefit realized from stock options, aggregate	11,400,000	20,800,000	18,900,000
Reconciliation of Stock Options
Outstanding, at the beginning of the period (in shares)	19,932,000
Granted (in shares)	2,646,000
Exercised (in shares)	2,047,000
Forfeited (in shares)	77,000
Outstanding, at the end of the period (in shares)	20,454,000	19,932,000
Exercisable at the end of the period (in shares)	14,069,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 17.89
Granted (in dollars per share)	$ 29.42
Exercised (in dollars per share)	$ 14.72
Forfeited (in dollars per share)	$ 25.06
Outstanding at the end of the period (in dollars per share)	$ 19.67	$ 17.89
Exercisable at end of period (in dollars per share)	$ 17.50
Weighted Average Remaining Contractual Term
Outstanding at the end of the period	5 years 6 months
Exercisable at end of period	4 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding at the end of the period	198,319,000
Exercisable at end of period	166,532,000
Weighted-average grant date fair value of stock options granted, and the total intrinsic value of options exercised
Weighted-average grant date fair value (in dollars per share)	$ 5.64	$ 5.54	$ 4.55
Intrinsic value of exercised options	30,210,000	54,859,000	32,378,000
Weighted-average assumptions used to calculate fair value of each ordinary option award
Risk free interest rate (as a percent)	1.80%	2.90%	3.40%
Dividend yield (as a percent)	2.00%	2.00%	2.20%
Stock price volatility (as a percent)	21.00%	21.00%	22.00%
Expected Option Life	8 years	8 years	8 years
Nonvested shares
Reconciliation of the nonvested shares
Nonvested shares at the beginning of the period	215,000
Nonvested shares granted in period	47,000
Nonvested shares Forfeited in period	7,000
Nonvested shares vested in period	116,000
Nonvested shares at the end of the period	139,000	215,000
Weighted-average grant date fair value and total fair value of nonvested shares granted, vested and forfeited
Nonvested shares at the beginning of the period (in dollars per share)	$ 19.94
Nonvested shares granted in period (in dollars per share)	$ 28.98	$ 25.11	$ 19.56
Nonvested shares Forfeited in period (in dollars per share)	$ 28.27
Nonvested shares vested in period (in dollars per share)	$ 21.30
Nonvested shares at the end of the period (in dollars per share)	$ 21.47	$ 19.94
Fair value of nonvested shares granted	1,369,000	1,299,000	978,000
Fair value of shares vested	$ 2,476,000	$ 751,000	$ 664,000